Basis of presentation - change in accounting policy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Provisions	€ 5,027	€ 5,413	€ 5,530	€ 6,326
Tax liabilities	278	149	314	219
Non-current liabilities not impacted by reclassification		19,934	22,199	28,976
Total Non-current liabilities	26,015	25,496	28,043	35,521
Provisions	8,978	10,394	8,970	9,299
Tax liabilities	122	203	348	180
Current liabilities not impacted by reclassification		35,877	37,951	39,990
Total Current liabilities	43,354	46,474	47,269	49,469
Statement of cash flows [abstract]
Change in provisions	(1,744)	842	464
Change in other liabilities, payables and receivables	(1,268)	(1,213)	358
Cash flows (used in)/from operating activities - discontinued operations	(308)	484	705
Cash flows from operating activities not impacted by reclassification		9,835	8,858
Cash flows from (used in) operating activities	10,462	9,948	10,385
Current tax liabilities	€ 400	352
Previously stated
Statement of financial position [abstract]
Provisions		5,561	5,770	6,520
Tax liabilities		1	74	25
Non-current liabilities not impacted by reclassification		19,934	22,199	28,976
Total Non-current liabilities		25,496	28,043	35,521
Provisions		10,483	9,009	9,317
Tax liabilities		114	309	162
Current liabilities not impacted by reclassification		35,877	37,951	39,990
Total Current liabilities		46,474	47,269	49,469
Statement of cash flows [abstract]
Change in provisions		913	545
Change in other liabilities, payables and receivables		(1,284)	277
Cash flows (used in)/from operating activities - discontinued operations		484	705
Cash flows from operating activities not impacted by reclassification		9,835	8,858
Cash flows from (used in) operating activities		9,948	10,385
Increase (decrease) due to voluntary changes in accounting policy
Statement of financial position [abstract]
Provisions		(148)	(240)	(194)
Tax liabilities		148	240	194
Non-current liabilities not impacted by reclassification		0	0	0
Total Non-current liabilities		0	0	0
Provisions		(89)	(39)	(18)
Tax liabilities		89	39	18
Current liabilities not impacted by reclassification		0	0	0
Total Current liabilities		0	0	0
Statement of cash flows [abstract]
Change in provisions		(71)	(81)
Change in other liabilities, payables and receivables		71	81
Cash flows (used in)/from operating activities - discontinued operations		0	0
Cash flows from operating activities not impacted by reclassification		0	0
Cash flows from (used in) operating activities		€ 0	0
Magneti Marelli S.p.A. | Increase (decrease) due to voluntary changes in accounting policy | Assets and liabilities classified as held for sale [member]
Statement of cash flows [abstract]
Current tax liabilities			€ 52	€ 43